UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON JUNE 30, 2007, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON DECEMBER 31, 2007.

Report for the Calendar Year or Quarter Ended: JUNE 30, 2007

Check here if Amendment           [X]; Amendment Number: 3
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   February 13, 2008

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _16_

Form 13F Information Table Value Total:  $673856


List of Other Included Managers:  None

Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.

COMPASS BANCSHARES INC	     COM	20449H109	33931	 491900	  SH	 DEFINED	        491900	 0	0
ABITIBI-CONSOLIDATED INC     COM	003924107	14410	4901400	  SH	 DEFINED	       4901400	 0	0
ARCHSTONE SMITH TR	     COM	039583109	78510	1328200	  SH	 DEFINED	       1328200	 0	0
ARMOR HOLDINGS INC	     COM	042260109	77935	 897147	  SH	 DEFINED	        897147	 0	0
BISYS GROUP INC	             COM	055472104	24734	2090784	  SH	 DEFINED	       2090784	 0	0
CATALINA MARKETING CORP	     COM	148867104	17381	 551765	  SH	 DEFINED	        551765	 0	0
CYTYC CORP	             COM	232946103	33626	 780000	  SH	 DEFINED	        780000	 0	0
DIGENE CORP	             COM	253752109	33124	 551600	  SH	 DEFINED	        551600	 0	0
EGL INC	                     COM	268484102	29571	 636216	  SH	 DEFINED	        636216	 0	0
FIRST DATA CORP	             COM	319963104	81867	2505876	  SH	 DEFINED	       2505876	 0	0
FLORIDA ROCK INDS INC	     COM	341140101	60412	 895000	  SH	 DEFINED	        895000	 0	0
SPIRIT FIN CORP	             COM	848568309	50681	3480856	  SH	 DEFINED	       3480856	 0	0
21ST CENTY INS GROUP	     COM	90130N103	 7312	 334500	  SH	 DEFINED	        334500	 0	0
KEYSPAN CORP	             COM	49337W100	14722	 350700	  SH	 DEFINED	        350700	 0	0
LAIDLAW INTL INC	     COM	50730R102	99872	2890658	  SH	 DEFINED	       2890658	 0	0
PATHMARK STORES INC NEW	     COM	70322A101	15768	1216700	  SH	 DEFINED	       1216700	 0	0



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